Federated Hermes MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.1%
		Communication Services—5.6%
326,375	[1]	Live Nation Entertainment, Inc.	$ 47,219,935
658,529	[1]	ROBLOX Corp.	46,801,656
60,446	[1]	Spotify Technology SA	33,157,653
238,274	[1]	Trade Desk, Inc./The	28,278,359
		TOTAL	155,457,603
		Consumer Discretionary—13.7%
2,181	[1]	AutoZone, Inc.	7,306,808
56,011	[1]	Burlington Stores, Inc.	15,903,203
67,840	[1]	Carvana Co.	16,789,043
296,022	[1]	Cava Group, Inc.	39,977,771
529,849	[1]	Coupang, Inc.	12,456,750
51,729	[1]	Deckers Outdoor Corp.	9,174,656
138,638		Dick’s Sporting Goods, Inc.	33,280,052
33,424		Domino’s Pizza, Inc.	15,011,387
103,869	[1]	DoorDash, Inc.	19,613,583
82,103	[1]	Duolingo, Inc.	29,884,671
112,797		eBay, Inc.	7,611,542
128,843	[1]	Expedia Group, Inc.	22,025,711
64,681		H&R Block, Inc.	3,577,506
10,511		Murphy USA, Inc.	5,286,087
769,237	[1]	Norwegian Cruise Line Holdings Ltd.	21,807,869
87,666		Ross Stores, Inc.	13,198,993
26,699		Royal Caribbean Cruises, Ltd.	7,117,953
285,014	[1]	SharkNinja, Inc.	31,867,415
177,172		Texas Roadhouse, Inc.	32,085,849
50,287		Tractor Supply Co.	2,733,601
28,084	[1]	Ulta Beauty, Inc.	11,574,821
76,695		Wingstop, Inc.	22,847,441
		TOTAL	381,132,712
		Consumer Staples—2.1%
367,518		Albertsons Cos., Inc.	7,368,736
185,259		Clorox Co.	29,396,898
427,489	[1]	Maplebear, Inc.	20,639,169
		TOTAL	57,404,803
		Energy—2.9%
175,537		Cheniere Energy, Inc.	39,258,850
112,904		Ovintiv, Inc.	4,766,807
181,872		Targa Resources, Inc.	35,792,409
		TOTAL	79,818,066
		Financials—12.0%
126,799		Allstate Corp.	24,387,252
169,867		Ameriprise Financial, Inc.	92,298,933
173,506	[1]	Arch Capital Group Ltd.	16,148,203
136,207	[1]	Block, Inc.	12,370,320
62,826		Brown & Brown	6,575,369
99,613	[1]	Coinbase Global, Inc.	29,020,255
942,418		Equitable Holdings, Inc.	51,286,387

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
8,606		Kinsale Capital Group, Inc.	$ 3,803,336
39,017		MSCI, Inc., Class A	23,284,175
32,885		RLI Corp.	2,412,115
395,278		Ryan Specialty Group Holdings, Inc.	26,317,609
339,371	[1]	StoneCo Ltd.	3,112,032
993,663	[1]	Toast, Inc.	40,660,690
216,280		Western Union Co.	2,232,010
		TOTAL	333,908,686
		Health Care—13.4%
59,901	[1]	Align Technology, Inc.	13,124,908
153,286	[1]	Alnylam Pharmaceuticals, Inc.	41,588,025
328,132		Cardinal Health, Inc.	40,576,803
225,395		Cencora, Inc.	57,297,663
62,969	[1]	Davita, Inc.	11,095,138
161,411	[1]	Dexcom, Inc.	14,015,317
193,561	[1]	Doximity, Inc.	11,439,455
311,005	[1]	Exelixis, Inc.	10,309,816
59,517		GE HealthCare Technologies, Inc.	5,255,351
24,823	[1]	IDEXX Laboratories, Inc.	10,476,547
155,633	[1]	Illumina, Inc.	20,658,725
114,919	[1]	Incyte Genomics, Inc.	8,522,393
163,679	[1]	Insulet Corp.	45,564,960
17,625	[1]	Jazz Pharmaceuticals PLC	2,192,021
13,038	[1]	Medpace Holdings, Inc.	4,552,218
3,009	[1]	Mettler-Toledo International, Inc.	4,105,600
22,715	[1]	Molina Healthcare, Inc.	7,050,963
134,329	[1]	Natera, Inc.	23,765,487
21,938	[1]	Neurocrine Biosciences, Inc.	3,330,627
381,810	[1]	Novocure Ltd.	9,361,981
113,385	[1]	Veeva Systems, Inc.	26,448,185
		TOTAL	370,732,183
		Industrials—17.1%
367,000		Allison Transmission Holdings, Inc.	43,137,180
802,929	[1]	American Airlines Group, Inc.	13,585,559
27,048	[1]	Axon Enterprise, Inc.	17,640,165
128,888	[1]	Azek Co., Inc.	6,602,932
179,454		Booz Allen Hamilton Holding Corp.	23,149,566
21,982		Broadridge Financial Solutions, Inc.	5,236,552
23,420		Cintas Corp.	4,697,349
80,499		Emcor Group, Inc.	36,068,382
298,493	[1]	Generac Holdings, Inc.	44,573,960
76,537		Howmet Aerospace, Inc.	9,688,053
13,880		Hubbell, Inc.	5,871,379
20,548		Lennox International, Inc.	12,173,046
244,188	[1]	Lyft, Inc.	3,306,305
46,962		Otis Worldwide Corp.	4,481,114
159,744		Paycom Software, Inc.	33,156,465
16,480		Rockwell Automation, Inc.	4,588,526
118,769		Tetra Tech, Inc.	4,370,699
21,217		Trane Technologies PLC	7,696,467
18,067	[1]	TransDigm, Inc.	24,450,794
118,241		TransUnion	11,735,419

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
3,894		United Rentals North America, Inc.	$ 2,951,886
726,174		Veralto Corp.	75,079,130
43,357		Verisk Analytics, Inc.	12,462,536
523,783		Vertiv Holdings Co.	61,293,087
4,323		W.W. Grainger, Inc.	4,593,922
		TOTAL	472,590,473
		Information Technology—27.8%
86,555		Amphenol Corp., Class A	6,126,363
188,659	[1]	AppLovin Corp.	69,726,480
330,677	[1]	Bill.Com Holdings, Inc.	31,999,613
521,381	[1]	Datadog, Inc.	74,406,283
243,537	[1]	DocuSign, Inc.	23,557,334
240,488	[1]	Dynatrace Holdings LLC	13,888,182
132,312	[1]	Enphase Energy, Inc.	8,240,391
7,207	[1]	Fair Isaac & Co., Inc.	13,502,747
44,083	[1]	Gartner, Inc., Class A	23,929,575
326,099	[1]	Gitlab, Inc.	23,726,963
373,066	[1]	GoDaddy, Inc.	79,332,485
146,096	[1]	Guidewire Software, Inc.	30,865,702
243,969		HP, Inc.	7,928,993
81,078	[1]	HubSpot, Inc.	63,202,733
27,287		Jabil, Inc.	4,431,682
11,165		Monolithic Power Systems, Inc.	7,116,236
418,351		NetApp, Inc.	51,080,657
409,283	[1]	Nutanix, Inc.	28,144,345
58,219	[1]	Okta, Inc.	5,485,394
1,475,683	[1]	Palantir Technologies, Inc.	121,729,091
26,725		Pegasystems, Inc.	2,894,050
156,149	[1]	Procore Technologies, Inc.	12,423,214
190,359		Teradyne, Inc.	22,041,669
54,984	[1]	Twilio, Inc.	8,059,555
1,384,514	[1]	UiPath, Inc.	19,687,789
242,535		Vontier Corp.	9,349,724
81,441	[1]	Zoom Video Communications, Inc.	7,080,481
		TOTAL	769,957,731
		Materials—1.3%
515,819	[1]	Axalta Coating Systems Ltd.	18,538,535
91,498		PPG Industries, Inc.	10,557,039
48,935		RPM International, Inc.	6,195,171
		TOTAL	35,290,745
		Real Estate—0.2%
39,455		Equity Lifestyle Properties, Inc.	2,582,330
28,700		Iron Mountain, Inc.	2,915,059
		TOTAL	5,497,389
		Utilities—1.0%
160,907		Vistra Corp.	27,037,203
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,097,236,495)	2,688,827,594

Shares		Value
	INVESTMENT COMPANY—2.8%
76,657,477	Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[2] (IDENTIFIED COST $76,657,477)	76,657,477
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $2,173,893,972)	2,765,485,071
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	3,674,230
	TOTAL NET ASSETS—100%	$2,769,159,301
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$52,115,537
Purchases at Cost	$386,151,635
Proceeds from Sales	$(361,609,695)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$76,657,477
Shares Held as of 1/31/2025	76,657,477
Dividend Income	$714,254

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.